DIRECTORS LOAN (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
DIRECTORS LOAN
Opening balance	$ 966,304	$ 784,947	$ 784,947
Amortization of transaction costs	12,418	$ 40,593	181,357
Closing balance	$ 978,722		$ 966,304